Fees Summary	Jun. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 921,959,513.56
Previously Paid Amount	0
Total Fee Amount	141,152
Total Offset Amount	0
Net Fee	$ 141,152